SCHEDULE OF DIGITAL ASSET COST BASIS AND UNREALIZED LOSS ON DIGITAL ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Digital asset cost basis	$ 121,935
Digital asset fair value	$ 61,300